Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

On January 10, 2023, the Company paid a special dividend of $7,373 (Note 9). Upon the settlement of the dividend to the common and participating shareholders, the exercise price of Class A warrants was adjusted from $3.25 to $2.25 in accordance with their provisions.
On January 30, 2023, the Company amended and restated the August 2022 EnTrust Facility for the purpose of the buyers of the Goodship and Tradership acceding to the facility and assuming jointly and severally with the existing borrowers the obligations thereunder upon delivery of the relevant vessels.
On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Liberty K which was renamed Oasea, for a gross purchase price of $19,500. The vessel was delivered to the Company on March 27, 2023. The acquisition of the vessel was financed with cash on hand at delivery and subsequently through the March 2023 Neptune Sale and Leaseback (as defined below). A 10% deposit had been paid by cash on hand on February 21, 2023.
On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Hampton Bay (to be renamed Cretansea), for a gross purchase price of $19,675. The vessel will be delivered to the Company by the end of April 2023. The acquisition of the vessel will be financed with cash on hand and through the proceeds from March 2023 Neptune Sale and Leaseback (as defined below). A 10% deposit was paid by cash on hand on February 14, 2023.
On February 9, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Oceanic Power which was renamed Chrisea. The vessel was delivered to the Company on February 21, 2023 under an 18-month bareboat charter at a daily rate of $7. The Company made a down payment of $3,500 on signing of the bareboat charter agreement, a payment of $3,500 upon commencement of the bareboat charter and a $219 advance bareboat hire for the first month of charter. At the end of the 18-month bareboat period, the Company has an option to repurchase the vessel for $12,360.
On February 10, 2023, the Company took delivery of the Goodship from her previous owners (Note 5). Upon the delivery of the vessel, the amount of $7,000 was released and deducted from Tranche C of the August 2022 EnTrust Facility and, as prescribed under the facility, allocated to a new Tranche E, which is secured by the Goodship and bears interest at a fixed rate of 9.00% per annum pursuant to the amendment and restatement of the subject facility (Note 6).
On February 22, 2023, the Company announced the initiation of a regular quarterly dividend of $0.075 per common share and declared a dividend of $0.075 per common share for the fourth quarter of 2022. The quarterly dividend for the fourth quarter of 2022 is payable around April 6, 2023 to the shareholders of record as of March 22, 2023.
On February 28, 2023, the Company took delivery of the Tradership from her previous owners (Note 5). Upon the delivery of the vessel, the amount of $8,200 was released and deducted from Tranche C of the August 2022 EnTrust Facility and, as prescribed under the facility, allocated to a new Tranche F, which is secured by the Tradership and bears interest at a fixed rate of 9.00% per annum pursuant to the amendment and restatement of the subject facility (Note 6).
On March 3, 2023, the Company obtained a commitment letter from Neptune Maritime Leasing Limited for a five-year sale and leaseback transaction (the “March 2023 Neptune Sale and Leaseback”) to finance part of the transaction cost of the Hampton Bay (to be renamed Cretansea). The financing amount will be up to $12,250, bearing an interest rate of 4.25% plus 3-month Term SOFR. The principal will be repaid through sixty consecutive monthly installments of $98. The Company will have the option to repurchase the vessel at any time during the bareboat period and a purchase obligation at a price of $6,400 at maturity.

On March 31, 2023, the Company entered into a sale and leaseback agreement with Neptune Maritime Leasing Limited (the March 2023 Neptune Sale and Leaseback) to finance part of the acquisition cost of the Oasea. The financing amount is $12,250, bearing an interest rate of 4.25% plus 3-month Term SOFR. The charterhire principal is scheduled to amortize through sixty consecutive monthly installments of $98. The Company has the option to repurchase the vessel at any time during the bareboat period and a purchase obligation of $6,400 at maturity.
During 2023 and as of the date of the issuance of these consolidated financial statements, 706,000 of the Class A warrants issued in connection with the August 2022 equity offering (Note 9) have been exercised for gross proceeds of $1,708. 7,035,970 Class A warrants remain outstanding.